UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Atherton Lane Advisers, LLC

Address:   3000 Sand Hill Road
           Building 1, Suite 170
           Menlo Park, CA 94025


Form 13F File Number: 28-11768


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. McDonnell
Title:  Chief Compliance Officer
Phone:  (650) 233-1200

Signature,  Place,  and  Date  of  Signing:

/s/ William E. McDonnell           Menlo Park, CA                     8/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             157

Form 13F Information Table Value Total:  $    1,598,032
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AFLAC INC                      COM            001055102      471    10,100                                 10,100      0    0
AT&T INC                       COM            00206R102      451    14,364                                 14,364      0    0
ABBOTT LABORATORIES            COM            002824100      218     4,135                                  4,135      0    0
ALTRIA GROUP INC               COM            02209S103      363    13,732                                 13,732      0    0
AMAZON COM INC                 COM            023135106      279     1,366                                  1,366      0    0
AMERICAN EXPRESS CO            COM            025816109      962    18,610                                 18,610      0    0
AMERIPRISE FINL INC            COM            03076C106      299     5,184                                  5,184      0    0
ANADARKO PETROLEUM CORP        COM            032511107      638     8,317                                  8,317      0    0
APACHE CORP                    COM            037411105   21,471   174,010                                174,010      0    0
APPLE INC                      COM            037833100    1,718     5,118                                  5,118      0    0
APPLIED MATERIALS INC          COM            038222105   16,734 1,286,203                              1,286,203      0    0
AUTOMATIC DATA PROCESSING INC  COM            053015103      204     3,881                                  3,881      0    0
BP PLC                         SPNSD ADR      055622104      719    16,243                                 16,243      0    0
BP PRUDHOE BAY ROYALTY TRUST   UNIT BEN INT   055630107      536     4,800                                  4,800      0    0
BRE PROPERTIES INC             CLASS A        05564E106   24,117   483,503                                483,503      0    0
BAIDU INC                      SPNSRD ADR     056752108    4,259    30,392                                 30,392      0    0
BANK AMER CORP                 COM            060505104   17,609 1,606,667                              1,606,667      0    0
BANK OF AMERICA CORP           WTS EX 102801  060505153       23    13,000                                 13,000      0    0
BARRICK GOLD CORP              COM            067901108   63,661 1,405,628                              1,405,628      0    0
BAYTEX ENERGY CORP             COM            07317Q105      201     3,700                                  3,700      0    0
BERKSHIRE HATHAWAY INC DEL     CLASS A        084670108      348         3                                      3      0    0
BHP BILLITON LTD               SPNSRD ADR     088606108   25,029   264,494                                264,494      0    0
BOEING COMPANY                 COM            097023105   19,753   267,189                                267,189      0    0
BOSTON PROPERTIES INC          COM            101121101   17,476   164,619                                164,619      0    0
BRISTOL MYERS SQUIBB CO        COM            110122108      710    24,514                                 24,514      0    0
BROADCOM CORPORATION           CLASS A        111320107   13,192   392,146                                392,146      0    0
CNOOC LTD                      SPNSRD ADR     126132109    7,178    30,424                                 30,424      0    0
CSX CORP                       COM            126408103      231     8,796                                  8,796      0    0
CANADIAN PACIFIC RAILWAY LTD   COM            13645T100   12,562   201,575                                201,575      0    0
CATERPILLAR INC DEL            COM            149123101   32,248   302,915                                302,915      0    0
CHEVRON CORP NEW               COM            166764100    3,977    38,675                                 38,675      0    0
CHINA LIFE INSURANCE CO LTD    SPNSRD ADR     16939P106   15,615   301,217                                301,217      0    0
CHINA MOBILE LTD               SPNSRD ADR     16941M109    9,384   200,598                                200,598      0    0
CHINA PETROLEUM & CHEM         SPNSRD SHS     16941R108      203     2,000                                  2,000      0    0
CHINA UNICOM (HONG KONG) LTD   SPNSRD ADR     16945R104   15,389   759,225                                759,225      0    0
CISCO SYS INC                  COM            17275R102    4,153   266,076                                266,076      0    0
CITIGROUP INC                  COM            172967424      406     9,747                                  9,747      0    0
COACH INC                      COM            189754104   22,944   358,896                                358,896      0    0
CNINSURE INC                   SPNSRD ADR     18976M103    9,608   652,255                                652,255      0    0
COCA-COLA COMPANY              COM            191216100      436     6,480                                  6,480      0    0
CONOCOPHILLIPS                 COM            20825C104      475     6,318                                  6,318      0    0
CORNING INC                    COM            219350105    8,897   490,168                                490,168      0    0
CTRIP COM INTL LTD             AMER DEP SHS   22943F100   12,233   283,955                                283,955      0    0
DEERE & CO                     COM            244199105   15,436   187,214                                187,214      0    0
DELL INC                       COM            24702R101   22,438 1,346,038                              1,346,038      0    0
DEVON ENERGY CORP (NEW)        COM            25179M103   21,819   276,858                                276,858      0    0
DIGITAL REALTY TRUST INC       COM            253868103   19,982   323,436                                323,436      0    0
E HOUSE CHINA HLDGS LTD        ADR            26852W103    5,245   534,680                                534,680      0    0
E*TRADE FINANCIAL CORP         COM NEW        269246401   10,848   786,085                                786,085      0    0
EMBRAER SA                     SPNSRD ADR     29082A107   19,419   630,904                                630,904      0    0
EMERSON ELECTRIC COMPANY       COM            291011104   20,399   362,647                                362,647      0    0
ENTERPRISE PRODUCTS PARTNERS   COM            293792107      268     6,200                                  6,200      0    0
EQUITY RESIDENTIAL             SH BEN INT     29476L107   25,208   420,132                                420,132      0    0
ESSEX PROPERTIES TRUST         COM            297178105   20,466   151,277                                151,277      0    0
EXPEDIA INC DEL                COM            30212P105   22,269   768,149                                768,149      0    0
EXPRESS SCRIPTS INC            COM            302182100   14,275   264,455                                264,455      0    0
EXXON MOBIL CORP               COM            30231G102    6,062    74,490                                 74,490      0    0
FREEPORT MCMORAN COPPER&GOLD   COM            35671D857      715    13,522                                 13,522      0    0
GARDNER DENVER MACHINERY INC   COM            365558105      427     5,079                                  5,079      0    0
GENERAL ELEC CO                COM            369604103    2,453   130,083                                130,083      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
GILEAD SCIENCES INC            COM            375558103      235     5,675                                  5,675      0    0
GOLDCORP INC                   COM            380956409   52,878 1,095,457                              1,095,457      0    0
GOLDMAN SACHS GROUP INC        COM            38141G104   22,826   171,510                                171,510      0    0
GOOGLE INC                     CLASS A        38259P508   19,257    38,028                                 38,028      0    0
HALLIBURTON CO                 COM            406216101      375     7,353                                  7,353      0    0
HARRIS CORP                    COM            413875105   15,852   351,801                                351,801      0    0
HELMERICH & PAYNE INC          COM            423452101   15,642   236,573                                236,573      0    0
HEWLETT PACKARD CORP           COM            428236103      596    16,368                                 16,368      0    0
HIGHWOODS PROPERTIES INC       COM            431284108   10,083   304,346                                304,346      0    0
HOME INNS & HOTELS MANAGEMENT  SPNSRD ADR     43713W107    7,303   191,970                                191,970      0    0
HONEYWELL INTERNATIONAL INC    COM            438516106   25,996   436,255                                436,255      0    0
ILLINOIS TOOL WORKS INC.       COM            452308109   14,692   260,088                                260,088      0    0
INDIA FUND INC.                COM            454089103   26,592   877,636                                877,636      0    0
INTEL CORP                     COM            458140100   26,437 1,193,005                              1,193,005      0    0
INTERNATIONAL BUSINESS MACHS   COM            459200101    1,438     8,383                                  8,383      0    0
INTUIT INC                     COM            461202103   12,872   248,216                                248,216      0    0
ISHARES GOLD TRUST             ishares        464285105      350    23,877                                 23,877      0    0
ISHARES BRAZIL INDEX FUND      MSCI BRAZIL    464286400   24,615   335,583                                335,583      0    0
ISHARES INC SINGAPORE          MSCI SINGAPO   464286673   42,133 3,068,688                              3,068,688      0    0
ISHARES TAIWAN INDX            MSCI TAIWAN    464286731   27,634 1,820,424                              1,820,424      0    0
ISHARES INC S KOREA            MSCI S KOREA   464286772   31,715   487,916                                487,916      0    0
ISHARES INC HONG KONG          MSCI HONG KO   464286871   24,808 1,339,513                              1,339,513      0    0
ISHARES TRUST INDEX            DJSELDIVINDEX  464287168      360     6,795                                  6,795      0    0
ISHARES FTSE/XINHUA CHINA 25   FTSE/XINHUA    464287184    1,124    26,168                                 26,168      0    0
JA SOLAR HOLDINGS              SPNSRD ADR     466090107       83    15,000                                 15,000      0    0
JPMORGAN CHASE & CO            COM            46625H100      616    15,052                                 15,052      0    0
JOHNSON & JOHNSON              COM            478160104    1,592    23,934                                 23,934      0    0
KKR & CO LP                    COM UNITS      48248M102   37,670 2,308,190                              2,308,190      0    0
KINDER MORGAN ENERGY PARTNERS  UNIT LTD PRTN  494550106      232     3,200                                  3,200      0    0
KOHLS CORP                     SH BEN INT     500255104      256     5,115                                  5,115      0    0
LIBERTY PROPERTY TRUST         COM            531172104   13,872   425,778                                425,778      0    0
LONGTOP FINANCIAL TECHNOLOGIES ADR            54318P108    7,086   374,310                                374,310      0    0
MACK-CALI REALTY CORP          COM            554489104   16,223   492,492                                492,492      0    0
MCDONALDS CORP                 COM            580135101      503     5,965                                  5,965      0    0
MICROSOFT CORP                 COM            594918104    1,215    46,720                                 46,720      0    0
MONSANTO COMPANY               COM            61166W101      506     6,973                                  6,973      0    0
MOSAIC CO NEW                  COM            61945C103      720    10,634                                 10,634      0    0
NASDAQ OMX GROUP INC 2.50%     NOTE 8-5-13    631103AA6    1,212 1,207,000                              1,207,000      0    0
NETAPP INC                     COM            64110D104    1,188    22,505                                 22,505      0    0
NETFLIX, INC                   COM            64110L106      201       764                                    764      0    0
NEWELL RUBBERMAID INC          COM            651229106    3,506   222,185                                222,185      0    0
NEWMONT MINING CORP            COM            651639106    6,008   111,318                                111,318      0    0
NIKE INC                       CLASS B        654106103      492     5,468                                  5,468      0    0
NUANCE COMMUNICATIONS INC      COM            67020Y100   11,238   523,430                                523,430      0    0
NUSTAR ENERGY LP               UNIT COM       67058H102      212     3,273                                  3,273      0    0
NVIDIA CORPORATION             COM            67066G104   10,979   688,957                                688,957      0    0
ONEOK PARTNERS LP              UNIT LTD PRTN  68268N103      247     2,900                                  2,900      0    0
ORACLE CORP                    COM            68389X105   27,645   840,025                                840,025      0    0
OVERSEAS SHIPHOLDING GROUP Z   COM            690368105    1,019    37,815                                 37,815      0    0
PAYCHEX INC                    COM            704326107   19,975   650,230                                650,230      0    0
PEPSICO INC                    COM            713448108      402     5,712                                  5,712      0    0
PERMIAN BASIN ROYALTY TRUST    UNIT BEN INT   714236106      325    15,000                                 15,000      0    0
PETROCHINA CO LTD              COM            71646E100   22,296   152,684                                152,684      0    0
PETROLEO BRASILEIRO SA         SP ADR NO VOT  71654V101   17,043   555,519                                555,519      0    0
PFIZER INC                     COM            717081103      960    46,604                                 46,604      0    0
PHILIP MORRIS INTL INC         COM            718172109    1,055    15,796                                 15,796      0    0
PIEDMONT OFFICE REALTY TRUST   COM CLASS A    720190206   19,209   942,061                                942,061      0    0
PIMCO HIGH INCOME FUND         COM            722014107   44,708 3,282,502                              3,282,502      0    0
PIMCO CORPORATE OPPTY FUND     COM            72201B101   18,933   915,542                                915,542      0    0
POWERSHARES QQQ TRUST          UNIT SER-1     73935A104      700    12,271                                 12,271      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
PRECISION CASTPARTS CORP       COM            740189105      250     1,521                                  1,521      0    0
PROCTER & GAMBLE CO            COM            742718109    1,657    26,063                                 26,063      0    0
PUBLIC STORAGE                 COM            74460D109      283     2,484                                  2,484      0    0
QUALCOMM INC                   COM            747525103      315     5,547                                  5,547      0    0
RESEARCH IN MOTION LTD         COM            760975102    7,273   252,097                                252,097      0    0
ROYAL DUTCH SHELL PLC          CLASS A ADR    780259206    1,375    19,325                                 19,325      0    0
S&P DEPOSITORY RECEIPTS TRUST  TR UNIT        78462F103      716     5,426                                  5,426      0    0
SPDR GOLD TRUST                GOLD SHS       78463V107   67,321   461,101                                461,101      0    0
SPDR S&P MIDCAP 400 ETF TRUST  UNIT SER-1     78467Y107      630     3,550                                  3,550      0    0
SABA SOFTWARE INC (NEW)        COM            784932600      248    27,500                                 27,500      0    0
SAN JUAN BASIN ROYALTY TRUST   UNIT BEN INT   798241105      301    12,500                                 12,500      0    0
SANDISK CORP                   COM            80004C101    7,765   187,100                                187,100      0    0
SCHLUMBERGER LIMITED           COM            806857108   22,472   260,095                                260,095      0    0
SIEMENS A G                    SPNSRD ADR     826197501      235     1,710                                  1,710      0    0
SOUTHERN COPPER CORP           COM            84265V105      268     8,167                                  8,167      0    0
SUCCESSFACTORS INC             COM            864596101      814    27,678                                 27,678      0    0
SUNOCO LOGISTICS PARTNERS LP   COM UNITS      86764L108      224     2,600                                  2,600      0    0
TEVA PHARMACEUTICAL INDS LTD   ADR            881624209      202     4,196                                  4,196      0    0
TEXAS INSTRUMENTS INC          COM            882508104      211     6,422                                  6,422      0    0
3M CO                          COM            88579Y101   13,305   140,272                                140,272      0    0
TIFFANY & CO NEW               COM            886547108   17,767   226,275                                226,275      0    0
TRANSCANADA CORP               COM            89353D107      297     6,764                                  6,764      0    0
TRAVELERS COS INC              COM            89417E109      907    15,543                                 15,543      0    0
UDR INC                        COM            902653104   20,016   815,306                                815,306      0    0
UNITED PARCEL SERVICE INC      COM            911312106   12,341   169,212                                169,212      0    0
VALE SA                        COM            91912E105   17,503   547,822                                547,822      0    0
VARIAN SEMICONDUCTOR           COM            922207105      246     4,000                                  4,000      0    0
VARIAN MEDICAL SYSTEMS INC     COM            92220P105      651     9,300                                  9,300      0    0
VERIZON COMMUNICATIONS         COM            92343V104      341     9,162                                  9,162      0    0
VISA INC                       CLASS A        92826C839   20,483   243,098                                243,098      0    0
WASHINGTON REAL ESTATE INV     SH BEN INT     939653101   19,927   612,752                                612,752      0    0
WELLS FARGO & CO (NEW)         COM            949746101   23,903   851,860                                851,860      0    0
YAMANA GOLD INC                COM            98462Y100    9,799   842,521                                842,521      0    0
COVIDIEN PLC                   SHS            G2554F105      426     8,005                                  8,005      0    0
INGERSOLL RAND PLC             SHS            G47791101      229     5,042                                  5,042      0    0
NOBLE CORP                     NAMEN-AKT      H5833N103   15,504   393,393                                393,393      0    0
TYCO INTERNATIONAL LTD         SHS            H89128104      778    15,732                                 15,732      0    0